Investments - Schedule of Information About Investments (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Short-term
Investments short term	$ 705,108	$ 483,002	$ 480,233
Long-term
Investments long term	65,953	953	$ 861
Time deposits between 90 and 365 days [member]
Short-term
Time deposits between 90 and 365 days	705,108	483,002
Time deposits of more than 365 days [member]
Long-term
Time deposits of more than 365 days	$ 65,953	$ 953